Statutory and other information (Tables)	12 Months Ended
Dec. 31, 2021
Statutory and other information
Schedule of auditor's remuneration

	2021	2020	2019
	$m	$m	$m
Fees payable to PricewaterhouseCoopers LLP and its associates:
Group audit fee	10.5	6.3	3.9
Fees payable to PricewaterhouseCoopers LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	15.2	10.8	8.3
Attestation under s404 of Sarbanes-Oxley Act 2002	2.0	2.0	2.0
Audit-related assurance services	4.5	0.7	0.3
Other assurance services	3.4	0.2	0.1
Fees payable to PricewaterhouseCoopers Associates in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	0.3	0.3	0.3
	35.9	20.3	14.9

Schedule of key management personnel compensation

	2021	2020	2019
	$’000	$’000	$’000
Short-term employee benefits	32,985	29,126	31,329
Post-employment benefits	1,378	1,602	1,766
Share-based payments	45,234	27,666	19,210
	79,597	58,394	52,305